Condensed Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 2,536
Accounts receivable	8,330
Prepaid deposits	54,278
Total Current Assets	65,144
Total Assets	65,144	0
Current Liabilities
Accrued liabilities	3,826	5,250
Payable to related parties	4,020
Total Current Liabilities	7,846	5,250
Commitments and Contingencies (Note 6)
Stockholders' Equity (Deficit)
Series A Preferred stock, $0.0001 par value, 20,000,000 shares authorized; 1,000 shares and none issued and outstanding at June 30, 2017 and at December 31, 2016, respectively
Common stock, $0.0001 par value, 100,000,000 shares authorized; 19,403,367 shares and 20,000,000 shares issued and outstanding at June 30, 2017 and at December 31, 2016, respectively	1,940	2,000
Discount on common stock	(500)
Additional paid in capital	99,473	312
Stock subscriptions received in advance	475
Stock subscriptions receivables	(60)
Accumulated deficit	(44,030)	(7,562)
Total Stockholders' Equity (Deficit)	57,298	(5,250)
Total Liabilities and Stockholders' Equity	$ 65,144	$ 0